STOCKHOLDERS' EQUITY (Statutory Surplus Reserves) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Balance	$ 8,246,235
Statutory surplus reserves transferred from net profits	3,139,686
Balance	11,385,921
Balance, Registered capital	83,603,944
Increase in registered capital
Percentage reached, Statutory Reserves and Registered Capital	14.00%	10.00%
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member]
Stockholders Equity Note [Line Items]
Required percentage of registered capital that much be reached in statutory reserves	50.00%